Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026
C000163584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	3.19%	[1]	4.30%	3.91%
C000163585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	4.72%	[2]	4.79%	4.16%
C000163587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000163586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000163588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000267489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000269735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000267490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000163584
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%	[3]	4.82%	4.17%
Without Sales Load [Member] | C000163585
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%	[4]	4.79%	4.16%
Without Sales Load [Member] | C000163587
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		4.82%	4.17%
Without Sales Load [Member] | C000163586
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	[5]	5.07%	4.43%
Without Sales Load [Member] | C000163588
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%		5.07%	4.43%
Without Sales Load [Member] | C000267489
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%		1.52%	2.64%
Without Sales Load [Member] | C000269735
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	[6]	1.77%	2.89%
Without Sales Load [Member] | C000267490
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%		1.77%	2.89%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.79%		5.85%	5.59%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.79%		5.85%	5.59%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.79%		5.85%	5.59%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.79%		5.85%	5.59%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.79%		5.85%	5.59%

[1]	The return for the period February 23, 2026 to March 31, 2026 was (2.87)%.
[2]	The return for the period February 23, 2026 to March 31, 2026 was (1.51)%.
[3]	The return for the period February 23, 2026 to March 31, 2026 was (0.38)%.
[4]	The return for the period February 23, 2026 to March 31, 2026 was (0.51)%.
[5]	The return for the period February 23, 2026 to March 31, 2026 was (0.38)%.
[6]	The return for the period February 23, 2026 to March 31, 2026 was (1.38)%.